PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	As of June 30,	As of December 31,
	2026	2025

Receivables from governmental authorities	$177	$142
Prepaid expenses and other receivables	143	43

	$320	$185